SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 29, 2019	Feb. 19, 2019	Feb. 12, 2019
Dividends [Abstract]
Dividend declare date		Feb. 19, 2019
Dividend declared (in dollars per share)		$ 0.04
Dividends		$ 5.7
Dividend payment date		Mar. 15, 2019
Shares issued value	$ 40.0
Senior Secured Facility [Member]
Line of Credit Facility [Abstract]
Debt instrument term			5 years
Maximum borrowing capacity			$ 306.1